INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization method			straight-line basis		straight-line basis
Patent estimated useful life			20 years		20 years
Amortization expense	$ 308	$ 307	$ 615	$ 614	$ 1,228	$ 1,228